Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases
Schedule of Finance Lease

The following table shows financing lease liabilities from the financial institutions, and the associated financial statement line items as follows:

	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Liabilities
Financing lease liabilities current	16,680	16,680	12,343

Financing lease liabilities non-current	11,120	2,780	2,057

The following table shows financing lease liabilities from the financial institutions, and the associated financial statement line items as follows at December 31:

	2022	2023	2023
	SGD	SGD	USD
Liabilities
Financing lease liabilities current	16,680	16,680	12,343

Financing lease liabilities non-current	27,800	11,120	8,229

Schedule of Finance Lease Asset

As of December 31, 2023 and June 30, 2024, leased assets which are included in the “Property, plant and equipment” of the unaudited condensed consolidated balance sheet of following:

	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Motor vehicles at cost	128,000	128,000	94,720
Less: Accumulated depreciation	(87,467)	(100,267)	(74,197)
Motor vehicles, net	40,533	27,733	20,523

As of December 31, 2022 and 2023, leased assets which are included in the “Property, plant and equipment” of the consolidated balance sheet of following at December 31:

	2022	2023	2023
	SGD	SGD	USD
Motor vehicles at cost	132,508	128,000	94,720
Less: Accumulated depreciation	(64,421)	(87,467)	(64,725)
Motor vehicles, net	68,087	40,533	29,995

Schedule of Financing Lease Expenses

Information relating to financing lease activities during the six months ended June 30, 2023 and 2024 are as follows:

	For the six months ended
	June 30, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Financing lease expenses
Depreciation	12,800	12,800	9,472
Interest of lease liabilities	960	960	710
Total financing lease expenses	13,760	13,760	10,182

Information relating to financing lease activities during the years ended December 31, 2022 and 2023 are as follows:

	2022	2023	2023
	SGD	SGD	USD
Financing lease expenses
Depreciation	26,502	25,600	18,944
Interest of lease liabilities	1,942	1,920	1,421
Total financing lease expenses	28,444	27,520	20,365

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities were as follows:
	SGD	USD
For the year ending June 30,
2025	21,608	15,990
Total lease payments	21,608	15,990
Less: imputed interest	(2,148)	(1,590)
Total	19,460	14,400

Maturities of lease liabilities were as follows:

	SGD	USD
For the year ending December 31,
2024	18,600	13,764
2025	12,308	9,108
Total lease payments	30,908	22,872
Less: imputed interest	(3,108)	(2,300)
Total	27,800	20,572

Schedule of Operating Lease Liabilities

The following table shows operating lease liabilities and the associated financial statement line items:

	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Liabilities
Operating lease liabilities – current – related party	-	703,518	520,604
Operating lease liabilities – non current – related party	-	357,673	264,678
Total	-	1,061,191	785,282

Schedule of Operating Lease Right of use assets, net

As of December 31, 2023 and June 30, 2024, “Right-of-use assets, net” consisted of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Right of use assets – related party	-	1,407,124	1,041,272
Less: Accumulated amortization	-	345,933	255,990
Right of use assets, net – related party	-	1,061,191	785,282

Schedule of Operating Lease Expenses

Information related to operating lease activities during the periods are as follows:

	For the six months ended
	June 30, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Operating lease expenses
Amortization	-	345,933	255,990
Interest of lease liabilities	-	14,067	10,410
Total operating lease expenses	-	360,000	266,400

Schedule of Future Operating Lease Payments

Future operating lease payments as of June 30, 2024 are detailed as follows:

	SGD	USD
For the year ending June 30,
2025	720,000	532,800
2026	360,000	266,400
Total lease payments	1,080,000	799,200
Less: imputed interest	(18,809)	(13,918)
Present value of operating lease liabilities	1,061,191	785,282
Less: Current portion	703,518	520,604
Long-term potion of operating lease liabilities	357,673	264,678